                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment [ ] Amendment Number:
                                              --------

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Atlas Capital Management, L.P.
Address:  100 Crescent Court, Suite 880
          Dallas, Texas 75201

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert H. Alpert
Title:   President of RHA, Inc., general partner of
         Atlas Capital Management, L.P.
Phone:   (214) 999-6082

Signature, Place and Date of Signing:


/s/ Robert H. Alpert                   Dallas, Texas             August 14, 2007
------------------------------------   -----------------------   --------------
(Signature)                            (City, State)             (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            53
Form 13F Information Table Value Total:       292,850
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form File No.   Manager Name

     1     28-11608        Treaty Oak Capital Management L.P.

COLUMN 1                           COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                       CLASS      CUSIP    [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
3 D Systems Corp. Del.          COM NEW        88554D205    2,014    90,000 SH       Sole                   90,000     --   --
Altra Holdings, Inc.            COM            02208R106    3,516   203,500 SH       Sole                  203,500     --   --
American Greetings Corp Cl A    CL A           026375105   22,336   788,412 SH       Sole                  788,412     --   --
American Home Mort. Invst.      PUT            02660R957      244       617 SH  PUT  Sole                      617     --   --
AMN Healthcare Services         COM            001744101    4,708   214,000 SH       Sole                  214,000     --   --
Aspen Insurance Holdings        SHS            G05384105      345    12,281 SH       Other                      -- 12,281   --
Atmel Corp.                     COM            049513104    9,091 1,635,000 SH       Sole                1,635,000     --   --
Beazer Homes USA                PUT            07556Q955      219       585 SH  PUT  Sole                      585     --   --
Berkshire Hathaway, Inc.        CL A           084670108      219         2 SH       Other                      --      2   --
Berkshire Hathaway, Inc.        CL B           084670207    7,837     2,174 SH       Sole                    2,174     --   --
Biofuel Energy Corp.            COM            09064Y109    1,777   166,900 SH       Sole                  166,900     --   --
Biolase Technology Inc.         COM            090911108      411    67,654 SH       Sole                   67,654     --   --
BOK Financial Corp.             COM NEW        05561Q201    3,301    61,801 SH       Sole                   61,801     --   --
Broadridge Financial Solutions  COM            11133T103    9,235   483,000 SH       Sole                  483,000     --   --
Capital One Financial Corp.     COM            14040H105      499     6,362 SH       Other                      --  6,362   --
Cash America International,
   Inc.                         COM            14754D100    2,589    65,300 SH       Sole                   65,300     --   --
Cenveo, Inc.                    COM            15670S105   12,408   535,072 SH       Sole                  535,072     --   --
China Bak Battery Inc           COM            16936Y100      843   214,591 SH       Sole                  214,591     --   --
CKE Restaurants Inc.            COM            12561E105   13,180   656,700 SH       Sole                  656,700     --   --
CVS Caremark Corporation        COM            126650100    9,451   259,300 SH       Sole                  259,300     --   --
Diamond Offshore Drilling, Inc. COM            25271C102   14,810   145,822 SH       Other             1   145,100    722   --
Employers Holdings, Inc.        COM            292218104    2,324   109,400 SH       Sole                  109,400     --   --
Endurance Specialty Hldgs Ltd.  SHS            G30397106      403    10,053 SH       Other                      -- 10,053   --
Energy Transfer Equity, LP      COM UT LTD PTN 29273V100   18,993   447,004 SH       Sole                  447,004     --   --
Fidelity National Information
   Svcs, Inc.                   COM            31620M106      222     4,095 SH       Other                      --  4,095   --
Frontier Oil Corp.              COM            35914P105    2,788    63,700 SH       Sole                   63,700     --   --
Gentiva Health Services Inc.    COM            37247A102    8,616   429,502 SH       Sole                  429,502     --   --
GSI Group Inc CDA               COM            36229U102    1,933   197,400 SH       Sole                  197,400     --   --
Haynes Int'l, Inc.              COM NEW        420877201    2,745    32,516 SH       Sole                   32,516     --   --
Helix Energy Solutions Group,
   Inc.                         COM            42330P107    3,731    93,488 SH       Other             1    89,000  4,488   --
Hercules Offshore, Inc.         COM            427093109   13,623   420,710 SH       Other             1   416,164  4,546   --
Indymac Bancorp Inc             PUT            456607950      449       900 SH  PUT  Sole                      900     --   --
Infocrossing, Inc.              COM            45664X109   11,422   618,427 SH       Sole                  618,427     --   --
Innerworkings, Inc.             COM            45773Y105   10,544   658,200 SH       Sole                  658,200     --   --
Martek Biosciences Corporation  COM            572901106    3,402   131,000 SH       Sole                  131,000     --   --
National Oilwell Varco, Inc.    COM            637071101      339     3,251 SH       Other             1        --  3,251   --
Newfield Exploration Co.        COM            651290108      285     6,261 SH       Other             1        --  6,261   --
Noble Corp                      COM            G65422100    8,738    89,600 SH       Other             1    85,400  4,200   --
Penn Treaty Amern Corp.         COM NEW        707874400    6,888 1,204,169 SH       Sole                1,204,169     --   --
Petrohawk Energy Corporation    COM            716495106    2,526   159,300 SH       Sole                  159,300     --   --
Pinnacle Airlines Corp.         COM            723443107   10,143   540,945 SH       Sole                  540,945     --   --
QLT, Inc.                       COM            746927102    6,974   942,422 SH       Sole                  942,422     --   --
R. H. Donnelley Corp.           COM NEW        74955W307   14,110   186,200 SH       Sole                  186,200     --   --
Republic Airways Holdings Inc.  COM            760276105    7,175   352,589 SH       Sole                  352,589     --   --
Servicemaster Company           COM            81760N109   10,542   681,900 SH       Sole                  681,900     --   --
Superior Offshore Int'l         COM            86825Q104      910    50,000 SH       Sole                   50,000     --   --

Syntax Brillian Corporation     COM            87163L103    1,237   251,500 SH       Sole                  251,500     --   --
Titanium Metals Corp.           COM NEW        888339207    2,233    70,000 SH       Sole                   70,000     --   --
TNS, Inc.                       COM            872960109    5,953   413,100 SH       Sole                  413,100     --   --
Trimas Corporation              COM NEW        896215209    1,817   150,400 SH       Sole                  150,400     --   --
UnitedHealth Group              COM            91324P102    7,978   156,000 SH       Sole                  156,000     --   --
Valero Energy Corp. New         COM            91913Y100      460     6,222 SH       Other             1        --  6,222   --
Xinhua Fin Media Ltd.           SPONSORED ADR  983982109    4,312   520,800 SH       Sole                  520,800     --   --